Non-controlling interests - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Noncontrolling Interest [Line Items]
Dividends declared and paid	$ 5,673,000	$ 11,680,000	$ 8,437,000
2degrees
Noncontrolling Interest [Line Items]
Dividends declared and paid	5,700,000	6,600,000	0
Nueva Tel
Noncontrolling Interest [Line Items]
Dividends declared and paid	$ 0	$ 5,100,000	$ 7,700